Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.30%
Communication services: 5.20%
Entertainment: 2.57%
Activision Blizzard, Inc.†	44,750	$3,772,425
Warner Music Group Corp. Class A	178,530	4,657,848
		8,430,273
Media: 2.63%
Omnicom Group, Inc.	90,480	8,609,172
Consumer discretionary: 17.73%
Automobile components: 2.74%
Gentex Corp.	307,538	8,998,562
Distributors: 0.99%
LKQ Corp.	55,630	3,241,560
Household durables: 4.32%
Helen of Troy Ltd.†	85,489	9,234,522
Whirlpool Corp.	33,140	4,930,901
		14,165,423
Leisure products: 2.41%
Hasbro, Inc.	121,790	7,888,338
Specialty retail: 3.88%
American Eagle Outfitters, Inc.	380,610	4,491,198
CarMax, Inc.†	98,440	8,239,428
		12,730,626
Textiles, apparel & luxury goods: 3.39%
Gildan Activewear, Inc.	259,410	8,363,378
Hanesbrands, Inc.†	610,118	2,769,936
		11,133,314
Consumer staples: 1.23%
Food products: 1.23%
Ingredion, Inc.	38,090	4,035,636
Energy: 2.10%
Oil, gas & consumable fuels: 2.10%
Williams Cos., Inc.	210,640	6,873,183
Financials: 24.63%
Banks: 3.34%
Glacier Bancorp, Inc.	75,770	2,361,751
M&T Bank Corp.	42,420	5,249,899
PNC Financial Services Group, Inc.	26,650	3,356,568
		10,968,218
See accompanying notes to portfolio of investments
Allspring C&B Mid Cap Value Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Capital markets: 6.73%
Brookfield Asset Management Ltd. Class A	214,240	$6,990,651
Cboe Global Markets, Inc.	40,900	5,644,609
State Street Corp.	129,090	9,446,806
		22,082,066
Consumer finance: 1.67%
Discover Financial Services	46,840	5,473,254
Financial services: 2.59%
Essent Group Ltd.	181,330	8,486,244
Insurance: 10.30%
Allstate Corp.	46,170	5,034,377
Arch Capital Group Ltd.†	50,395	3,772,065
Fidelity National Financial, Inc.	207,987	7,487,532
Globe Life, Inc.	76,350	8,369,487
Markel Group, Inc.†	3,710	5,131,598
RenaissanceRe Holdings Ltd.	21,271	3,967,467
		33,762,526
Health care: 12.20%
Health care equipment & supplies: 8.32%
Baxter International, Inc.	167,160	7,615,810
Dentsply Sirona Inc.	176,420	7,060,328
Integra LifeSciences Holdings Corp.†	135,823	5,586,400
Teleflex, Inc.	28,980	7,014,029
		27,276,567
Health care providers & services: 2.06%
Laboratory Corp. of America Holdings	28,010	6,759,653
Pharmaceuticals: 1.82%
Perrigo Co. PLC	176,130	5,979,614
Industrials: 21.25%
Aerospace & defense: 4.50%
BWX Technologies, Inc.	96,660	6,917,956
Woodward, Inc.	65,977	7,845,325
		14,763,281
Building products: 1.50%
Armstrong World Industries, Inc.	66,900	4,914,474
Commercial services & supplies: 2.06%
RB Global, Inc.	112,741	6,764,460
Electrical equipment: 3.40%
Acuity Brands, Inc.	34,950	5,699,646
AMETEK, Inc.	33,570	5,434,312
		11,133,958
See accompanying notes to portfolio of investments
2 | Allspring C&B Mid Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Machinery: 5.86%
Esab Corp.	121,410	$8,078,622
Gates Industrial Corp. PLC†	339,540	4,576,999
Stanley Black & Decker, Inc.	69,830	6,543,769
		19,199,390
Trading companies & distributors: 3.93%
AerCap Holdings NV†	203,030	12,896,465
Information technology: 10.31%
Electronic equipment, instruments & components: 5.78%
Arrow Electronics, Inc.†	64,386	9,222,007
TE Connectivity Ltd.	69,435	9,732,010
		18,954,017
Semiconductors & semiconductor equipment: 2.04%
MKS Instruments, Inc.	62,033	6,705,767
Software: 2.49%
Open Text Corp.	196,480	8,163,744
Real estate: 2.15%
Real estate management & development: 2.15%
CBRE Group, Inc. Class A†	87,160	7,034,684
Utilities: 1.50%
Gas utilities: 1.50%
Atmos Energy Corp.	42,360	4,928,162
Total common stocks (Cost $265,139,428)		322,352,631

		Yield
Short-term investments: 1.63%
Investment companies: 1.63%
Allspring Government Money Market Fund Select Class♠∞		5.02%	5,352,385	5,352,385
Total short-term investments (Cost $5,352,385)				5,352,385
Total investments in securities (Cost $270,491,813)	99.93%			327,705,016
Other assets and liabilities, net	0.07			232,910
Total net assets	100.00%			$327,937,926

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring C&B Mid Cap Value Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,211,111	$93,492,566	$(95,351,292)	$0	$0	$5,352,385	5,352,385	$215,409
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	5,778,950	1,979,250	(7,758,200)	0	0	0	0	5,060 [1]
				$0	$0	$5,352,385		$220,469

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring C&B Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring C&B Mid Cap Value Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,039,445	$0	$0	$17,039,445
Consumer discretionary	58,157,823	0	0	58,157,823
Consumer staples	4,035,636	0	0	4,035,636
Energy	6,873,183	0	0	6,873,183
Financials	80,772,308	0	0	80,772,308
Health care	40,015,834	0	0	40,015,834
Industrials	69,672,028	0	0	69,672,028
Information technology	33,823,528	0	0	33,823,528
Real estate	7,034,684	0	0	7,034,684
Utilities	4,928,162	0	0	4,928,162
Short-term investments
Investment companies	5,352,385	0	0	5,352,385
Total assets	$327,705,016	$0	$0	$327,705,016
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring C&B Mid Cap Value Fund